SEGMENTED REPORTING	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENTED REPORTING	SEGMENTED REPORTING
The Company has three reportable segments: Transmission, Distribution, and Other. The composition of these segments is described in Note 1 to the consolidated financial statements.
The designation of segments has been based on a combination of regulatory status and the nature of the services provided. Operating segments of the Company are determined based on information used by the CODM in deciding how to allocate resources and evaluate the performance of each of the segments. Hydro One’s CODM consists of its Chief Executive Officer and certain members of the executive leadership team. The CODM evaluates segment performance based on income before financing charges and income tax expense from continuing operations (excluding certain allocated corporate governance costs) (EBIT). The CODM considers the key components of EBIT to understand the variances to prior period on a quarterly basis and measures them against the Company’s budget and forecast across each of the three segments on a monthly basis in order to properly allocate resources between and within the operating segments.

Year ended December 31, 2024 (millions of dollars)	Transmission	Distribution	Other	Consolidated
Revenues	2,272	6,175	—	8,447
Purchased power	—	4,143	—	4,143
Operation, maintenance and administration	495	728	36	1,259
Depreciation, amortization and asset removal costs	554	503	—	1,057
Income (loss) before financing charges and income tax expense	1,223	801	(36)	1,988

Capital investments	1,860	1,185	—	3,045

Year ended December 31, 2023 (millions of dollars)	Transmission	Distribution	Other	Consolidated
Revenues	2,217	5,582	—	7,799
Purchased power	—	3,652	—	3,652
Operation, maintenance and administration	520	774	22	1,316
Depreciation, amortization and asset removal costs	526	460	—	986
Income (loss) before financing charges and income tax expense	1,171	696	(22)	1,845

Capital investments	1,493	1,015	—	2,508
Total Assets by Segment:

As at December 31 (millions of dollars)	2024	2023
Transmission	21,586	19,751
Distribution	14,019	12,693
Other	993	263
Total assets	36,598	32,707
Total Goodwill by Segment:

As at December 31 (millions of dollars)	2024	2023
Transmission	157	157
Distribution	216	216
Total goodwill	373	373
All revenues, assets and substantially all costs, as the case may be, are earned, held or incurred in Canada.